CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		57 Months Ended	66 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Revenues:
Consulting fees			$ 3,849	$ 47,196	$ 71,196	$ 19,570	$ 139,766	$ 143,615
Total revenues	137,195	74,787	482,312	538,405	669,343	4,318,213	6,112,064	6,594,376
Operating expenses:
Project development	158,105	241,161	428,611	956,956	1,096,653	1,307,185	18,335,855	18,764,466
General and administrative	612,078	543,295	1,347,006	1,283,935	1,996,645	2,220,073	15,031,275	16,378,281
Related party license fee							1,000,000	1,000,000
Total operating expenses	770,183	784,456	1,775,617	2,240,891	3,093,298	3,527,258	34,367,130	36,142,747
Operating income (loss)	(632,988)	(709,669)	(1,293,305)	(1,702,486)	(2,423,955)	790,955	(28,255,066)	(29,548,371)
Other income and (expense):
Gain (Loss) from change in fair value of warrant liability	35,195	(847,181)	798,951	1,349,386	1,509,778	567,461	2,077,239	2,876,190
Other income		519		1,104	1,122	8,059	256,295	256,295
Financing related charge							(211,660)	(211,660)
Amortization of debt discount					(9,851)		(686,833)	(686,833)
Interest expense							(56,097)	(56,097)
Related party interest expense	(34,218)		(97,638)			(518)	(64,966)	(162,604)
Loss on extinguishment of debt							(2,818,370)	(2,818,370)
Loss on the retirements of warrants						(146,718)	(146,718)	(146,718)
Total other income or (expense)	977	(846,662)	701,313	1,350,490	1,501,049	428,284	(1,651,110)	(949,797)
Income (loss) before provision for income taxes	(632,011)	(1,556,331)	(591,992)	(351,996)	(922,906)	1,219,239	(29,906,176)	(30,498,168)
Provision for income taxes						83,147	83,147	83,147
Net income (loss)	(632,011)	(1,556,331)	(591,992)	(351,996)	(922,906)	1,136,092	(29,989,323)	(30,581,315)
Basic and diluted income (loss) per common share	$ (0.02)	$ (0.05)	$ (0.02)	$ (0.01)	$ (0.03)	$ 0.04
Weighted average common shares outstanding, basic and diluted	30,205,294	28,507,902	29,728,327	28,381,276	28,379,920	28,159,629
Billed Revenues
Revenues:
Department of energy grant revenue	36,382	74,787	364,370	491,209	569,879	4,298,643	5,944,030	6,308,400
Unbilled Revenues
Revenues:
Department of energy grant revenue	$ 100,813		$ 114,093		$ 28,268		$ 28,268	$ 142,361